Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Net Revenues
Total Revenues, Net	$ 13,752,315	$ 11,409,688	$ 55,399,112	$ 41,984,221
Cost of Revenues
Total Cost of Revenues	10,646,219	9,104,839	42,947,952	33,697,597
Gross Profit	3,106,096	2,304,849	12,451,160	8,286,624
Selling Expenses	2,264,550	2,168,218	8,479,578	6,112,493
General and Administrative Expenses	1,058,291	657,628	3,887,935	3,000,721
Total Operating Expenses	3,322,841	2,825,846	12,367,513	9,113,214
Loss from Operations	(216,745)	(520,997)	83,647	(826,590)
Other Income, net	383,949	124	1,849,534	155,821
Investment Loss	(28,456)
Interest Expense	(46,566)	(31,588)	42,606	43,481
Total other Income (expenses), net	308,927	(31,464)	1,892,140	199,302
Income (Loss) Before Income Taxes	92,182	(552,461)	1,975,787	(627,288)
Income Tax Provisions	118,906	17,926	336,486	27,738
Net Loss	(26,724)	(570,387)	1,639,301	(655,026)
Net Income Attributable to Noncontrolling Interests	78,215	26,653	387,498	(92,282)
Net Loss Attributable to Maison Solutions Inc.	$ (104,939)	$ (597,040)	$ 1,251,803	$ (562,744)
Loss per Share Attributable to Maison Solutions, Inc.
– Basic and Diluted (in Dollars per share)	$ (0.01)	$ (0.04)	$ 0.08	$ (0.04)
Weighted Average Number of Common Stock Outstanding
– Basic and Diluted (in Shares)	16,000,000	16,000,000	16,000,000	16,000,000
Supermarket
Net Revenues
Total Revenues, Net	$ 13,752,315	$ 11,409,688	$ 55,399,112	$ 41,984,221
Cost of Revenues
Total Cost of Revenues	$ 10,646,219	$ 9,104,839	$ 42,947,952	$ 33,697,597